Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Detailed Information on Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2024	December 31, 2023
Senior Notes	USD	Unsecured	61	6.50%	$400,000	$404,152	$403,274
Senior credit facility	USD	Secured	24	SOFR plus 2.00% - 4.50%	135,000	134,212	—
Copper Prepayment Facility	USD	Secured	24	8.84%	44,444	46,530	—
Equipment finance loans	USD	Secured	1 - 28	5.00% - 8.35%	12,744	12,933	16,175
Equipment finance loans	EUR	Secured	14 - 18	5.25%	522	544	1,000
Equipment finance loans	BRL	Unsecured	1 - 17	nil% - 16.63%	2,519	2,597	3,409
Bank loan	BRL	Unsecured	23	CDI + 0.50%	1,215	1,221	2,375
Total					$596,444	$602,189	$426,233

Current portion						$45,893	$20,381
Non-current portion						$556,296	$405,852
The movements in loans and borrowings are comprised of the following:

	Year ended Dec. 31, 2024					Year ended December 31, 2023
	Senior Notes	Senior Credit Facility	Copper Prepayment Facility	Other	Consolidated	Consolidated
Balance, beginning of year	$403,274	$—	$—	$22,959	$426,233	$418,057
Proceeds from loans and borrowings		155,000	50,000	9,565	214,565	14,889
Principal payments	—	(20,000)	(5,556)	(14,394)	(39,950)	(7,786)
Interest payments	(26,000)	(3,906)	(810)	(1,450)	(32,166)	(27,461)
Interest costs, including interest capitalized	26,878	4,886	3,271	1,432	36,467	28,282
Deferred transaction costs	—	(1,768)	(375)	—	(2,143)	—
Foreign exchange	—	—	—	(817)	(817)	252
Balance, end of year	$404,152	$134,212	$46,530	$17,295	$602,189	$426,233